Expense Example {- Franklin California High Yield Municipal Fund} - Franklin Municipal Securities Trust-23 - Franklin California High Yield Municipal Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 454
3 years	621
5 years	803
10 years	1,328
Class A1
Expense Example:
1 year	439
3 years	575
5 years	724
10 years	1,155
Class C
Expense Example:
1 year	222
3 years	381
5 years	660
10 years	1,455
Class R6
Expense Example:
1 year	52
3 years	166
5 years	290
10 years	652
Advisor Class
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689